STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Total	Retained Earnings (Accumulated Deficit)	Share Capital Member	Warrants Reserves [Member]	Equity-settled share-based payments [Member]	Shares to be Issued
Balance, shares at Jul. 31, 2023			43,864,141
Balance, amount at Jul. 31, 2023	$ 790,698	$ (29,636,574)	$ 28,995,261	$ 0	$ 1,432,011	$ 0
Statement [Line Items]
Private placement of flow-through units, shares			4,838,889
Private placement of flow-through units, amount	1,432,000	0	$ 1,416,611	15,389	0	0
Private placement of non flow-through units, shares			6,000,000
Private placement of non flow-through units, amount	2,100,000	0	$ 2,100,000	0	0	0
Share issuance costs	(17,174)	0	$ (17,174)	0	0	0
Exercise of flow-through warrants, shares			3,400,000
Exercise of flow-through warrants, amount	652,000	0	$ 666,000	(14,000)	0	0
Flow-through share premium liability	(62,778)	0	$ (62,778)	0	0	0
Shares issued for mineral property acquisitions, shares			765,000
Shares issued for mineral property acquisitions, amount	214,350	0	$ 214,350	0	0	0
Shares to be issued for mineral property acquisitions	8,700	0	0	0	0	8,700
Loss for the year	(2,436,802)	(2,436,802)	$ 0	0	0	0
Balance, shares at Jul. 31, 2024			58,868,030
Balance, amount at Jul. 31, 2024	2,680,994	(32,073,376)	$ 33,312,270	1,389	1,432,011	8,700
Statement [Line Items]
Private placement of flow-through units, shares			1,700,000
Private placement of flow-through units, amount	714,000	0	$ 714,000	0	0	0
Private placement of non flow-through units, shares			8,300,000
Private placement of non flow-through units, amount	3,486,000	0	$ 3,486,000	0	0	0
Share issuance costs	(72,958)	0	$ (72,958)	0	0	0
Exercise of flow-through warrants, shares			750,000
Exercise of flow-through warrants, amount	150,000	0	$ 150,000	0	0	0
Shares issued for mineral property acquisitions, shares			30,000
Shares issued for mineral property acquisitions, amount	9,300	0	$ 18,000	0	0	(8,700)
Loss for the year	(3,473,539)	(3,473,539)	0	0	0	0
Share purchase options	416,742	0	$ 0	0	416,742	0
Balance, shares at Jul. 31, 2025			69,648,030
Balance, amount at Jul. 31, 2025	$ 3,910,539	$ (35,546,915)	$ 37,607,312	$ 1,389	$ 1,848,753	$ 0